Commitments - Operating Leases	9 Months Ended
Sep. 30, 2020
OAK Street Health Inc and Affiliates [Member]
Commitments Operating Leases

NOTE 16. COMMITMENTS – OPERATING LEASES

The Company leases corporate office space and operating facilities under operating leases. The Company’s headquarters is located in Chicago, Illinois. The Company recognized $2,095 and $3,100 of rent expense for the three-months ended September 30, 2020 and 2019 respectively, and $11,316 and $8,543 for the nine-months ended September 30, 2020 and 2019 respectively, included in cost of care and corporate, general and administrative expenses in the consolidated statements of operations.

Various lease agreements provide for escalating rent payments over the life of the respective lease and the Company recognizes rent expense on a straight-line basis over the life of the lease. This results in a non-interest-bearing liability (deferred rent) that increases during the early portion of the lease term, as the cash paid is less than the expense recognized, and reverses by the end of the lease term. The Company recorded $13,317 and $12,901 at September 30, 2020 and December 31, 2019, respectively, of deferred rent that was classified as a long-term liability in the consolidated balance sheets.

In addition to base rent, the centers are generally responsible for their proportionate share of real estate taxes and common area charges. Most of the leases contain renewal options at the Company’s election whereby the lease could be extended for terms ranging from five to ten years with base rent escalations.